Initial Public Offering (Details Narrative) - $ / shares		12 Months Ended
	Sep. 13, 2022	Dec. 31, 2022	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit	$ 10.00	$ 10.00	$ 10.10
Exercise price of warrants, per share	$ 11.50	$ 11.50	$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	11,500,000	11,500,000
Purchase price per unit	$ 10.10
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,500,000	1,500,000
Purchase price per unit	$ 10.00